Short-term Investments - Schedule of Short-term Investments (Details) - Yellow Cake And Queen Road Capital [Member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Statement Line Items [Line Items]
Fair value, at the beginning of the year	$ 51,787	$ 30,045
Additions	2,996	9,670
Disposals	(16,551)	(4,170)
Fair value adjustment due to foreign exchange rate change	1,742	(1,451)
Fair value adjustment due to share price change	(1,634)	17,693
Fair value, at the end of the year	$ 38,340	$ 51,787